Investment Objectives and Goals - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Tax-Exempt Fund of New York
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes.
Objective, Secondary [Text Block]	Its secondary objective is preservation of capital.